UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended:  September 30, 2008
                                                ------------------

Check here if Amendment [_]; Amendment Number:
                                              ------------
    This Amendment (Check only one):    [_]  is a restatement.
                                        [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             First United Bank & Trust
                  -------------------------
Address:          19 South Second Street
                  -------------------------
                  Oakland, Maryland 21550
                  -------------------------


Form 13F File Number:  28-10455
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Eugene D. Helbig, Jr.
            -------------------------------
Title:      Senior Trust Officer
            -------------------------------
Phone:      301-533-2360
            -------------------------------

Signature, Place, and Date of Signing:

/s/ Eugene D. Helbig, Jr.  Oakland, Maryland             10/23/08
-------------------------  -----------------            ----------
        Signature             City, State                  Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                       0
                                                               -----------

Form 13F Information Table Entry Total:                                119
                                                               -----------

Form 13F Information Table Value Total:                            $79,262
                                                               -----------
                                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

        None

                                                        FORM 13F INFORMATION TABLE
                                                                                                                   VOTING AUTHORITY
                                                                  VALUE   SHARES/ SH/  PUT/  INVSTMT   OTHER
           NAME OF ISSUER            TITLE OF CLASS      CUSIP   (X$1000) PRN AMT PRN  CALL  DSCRETN  MANAGERS   SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ACCENTURE LTD                                        G1150G111    1089      28660 SH          SOLE                 28660     0     0
ACCENTURE LTD                                        G1150G111       4        100 SH         DEFINED                 100     0     0
INGERSOLL-RAND COMPANY LTD                           G4776G101     388      12455 SH          SOLE                 12455     0     0
INGERSOLL-RAND COMPANY LTD                           G4776G101       6        200 SH         DEFINED                 200     0     0
NABORS INDUSTRIES                                    G6359F103     331      13290 SH          SOLE                 13290     0     0
NABORS INDUSTRIES                                    G6359F103       2        100 SH         DEFINED                 100     0     0
AT&T INC                                  COM        00206R102     877      31428 SH          SOLE                 31428     0     0
AT&T INC                                  COM        00206R102      51       1818 SH         DEFINED                1818     0     0
ABBOTT LABS                               COM          2824100     438       7605 SH          SOLE                  7605     0     0
ADOBE SYS INC                                        00724F101     219       5550 SH          SOLE                  5550     0     0
BB&T CORP                                 COM         54937107     482      12757 SH          SOLE                 12757     0     0
BB&T CORP                                 COM         54937107      23        600 SH         DEFINED                 600     0     0
BP AMOCO P L C                       SPONSORED ADR    55622104     185       3679 SH          SOLE                  3679     0     0
BP AMOCO P L C                       SPONSORED ADR    55622104      75       1500 SH         DEFINED                1500     0     0
BANK OF AMERICA CORP                                  60505104    1771      50591 SH          SOLE                 50591     0     0
BANK OF AMERICA CORP                                  60505104      18        500 SH         DEFINED                 500     0     0
BECTON DICKINSON AND COMPANY                          75887109     411       5120 SH          SOLE                  5120     0     0
BRISTOL MYERS SQUIBB CO                   COM        110122108     839      40280 SH          SOLE                 40280     0     0
BRISTOL MYERS SQUIBB CO                   COM        110122108       4        200 SH         DEFINED                 200     0     0
CSX CORP                                  COM        126408103     458       8400 SH          SOLE                  8400     0     0
CHEVRONTEXACO                                        166764100     602       7301 SH          SOLE                  7301     0     0
CISCO SYS INC                             COM        17275R102     928      41168 SH          SOLE                 41168     0     0
CITIGROUP INC                             COM        172967101     617      30108 SH          SOLE                 30108     0     0
CITIGROUP INC                             COM        172967101       2        100 SH         DEFINED                 100     0     0
COCA COLA BOTTLING CO CONS                COM        191098102     524      12000 SH          SOLE                 12000     0     0
COCA COLA CO                              COM        191216100     429       8110 SH          SOLE                  8110     0     0
COCA COLA CO                              COM        191216100       5        100 SH         DEFINED                 100     0     0
CONOCOPHILLIPS                                       20825C104     381       5205 SH          SOLE                  5205     0     0
CONOCOPHILLIPS                                       20825C104      15        200 SH         DEFINED                 200     0     0
DUFF & PHELPS UTILS INCOME I              COM        23325P104     124      13195 SH          SOLE                 13195     0     0
DANAHER CORP DEL                          COM        235851102    1812      26115 SH          SOLE                 26115     0     0
DANAHER CORP DEL                          COM        235851102      18        260 SH         DEFINED                 260     0     0
UIT DIAMONDS TR                          SER 1       252787106    1982      18293 SH          SOLE                 18293     0     0
UIT DIAMONDS TR                          SER 1       252787106      16        150 SH         DEFINED                 150     0     0
DISNEY WALT CO                         COM DISNEY    254687106     561      18282 SH          SOLE                 18282     0     0
DISNEY WALT CO                         COM DISNEY    254687106       3        100 SH         DEFINED                 100     0     0
DOMINION NEW RES INC VA NEW                          25746U109    1553      36319 SH          SOLE                 36319     0     0
DOMINION NEW RES INC VA NEW                          25746U109       9        220 SH         DEFINED                 220     0     0
EXELON CORP                                          30161N101     237       3780 SH          SOLE                  3780     0     0
EXELON CORP                                          30161N101       1         20 SH         DEFINED                  20     0     0
EXXON MOBIL CORP                          COM        30231G102    3720      47910 SH          SOLE                 47910     0     0
EXXON MOBIL CORP                          COM        30231G102      39        500 SH         DEFINED                 500     0     0
FIRST UNITED CORPORATION                             33741H107    6593     331461 SH          SOLE                328461  3000     0
FIRST UNITED CORPORATION                             33741H107     180       9050 SH         DEFINED                9050     0     0
FLAHERTY & CRUMRINE PFD                CLAY/ PREF    338478100     109      14313 SH          SOLE                 14313     0     0
GENERAL ELEC CO                           COM        369604103    1143      44825 SH          SOLE                 44825     0     0
GENERAL ELEC CO                           COM        369604103      21        811 SH         DEFINED                 811     0     0
HARTFORD GROUP INC                                   416515104     303       7400 SH          SOLE                  7400     0     0
INTERNATIONAL BUSINESS MACHS              COM        459200101    1412      12075 SH          SOLE                 12075     0     0
INTERNATIONAL BUSINESS MACHS              COM        459200101      18        150 SH         DEFINED                 150     0     0
ISHARES MSCI EAFE INDEX FUND                         464287465    3265      57996 SH          SOLE                 57996     0     0
ISHARES MSCI EAFE INDEX FUND                         464287465      25        445 SH         DEFINED                 445     0     0
ISHARE RUSSELL MID CAP VALUE                         464287473    3400      86728 SH          SOLE                 86728     0     0
ISHARE RUSSELL MID CAP VALUE                         464287473      30        765 SH         DEFINED                 765     0     0
ISHARE RUSELL MID CAP GROWTH                         464287481    1919      44263 SH          SOLE                 44263     0     0
ISHARE RUSELL MID CAP GROWTH                         464287481      27        630 SH         DEFINED                 630     0     0
ISHARES RUSSELL 1000 VAL INDEX FD                    464287598    1107      17330 SH          SOLE                 17330     0     0
ISHARES RUSSELL 1000 GROWTH INDEX FD                 464287614    3559      73322 SH          SOLE                 73322     0     0
ISHARES RUSSELL 1000 GROWTH INDEX FD                 464287614      21        435 SH         DEFINED                 435     0     0
ISHARES RUSSELL 2000 VALUE                           464287630    1232      18326 SH          SOLE                 18326     0     0
ISHARES RUSSELL 2000 VALUE                           464287630       9        140 SH         DEFINED                 140     0     0
ISHARES TR RUSSELL 2000 GROWTH INDEX                 464287648    1515      21424 SH          SOLE                 21424     0     0
ISHARES TR RUSSELL 2000 GROWTH INDEX                 464287648       5         65 SH         DEFINED                  65     0     0
ISHARES-TECHNOLOGY                                   464287721    1151      24265 SH          SOLE                 24265     0     0
ISHARES-TECHNOLOGY                                   464287721      30        635 SH         DEFINED                 635     0     0
ISHARES - HEALTH                                     464287762    1103      17790 SH          SOLE                 17790     0     0
ISHARES - HEALTH                                     464287762       5         80 SH         DEFINED                  80     0     0
JOHNSON & JOHNSON                         COM        478160104    1848      26677 SH          SOLE                 26677     0     0
JOHNSON & JOHNSON                         COM        478160104      10        150 SH         DEFINED                 150     0     0
KOHL'S CORP (WISCONSIN)                              500255104    1155      25060 SH          SOLE                 25060     0     0
KOHL'S CORP (WISCONSIN)                              500255104      18        380 SH         DEFINED                 380     0     0
L-3 COMMUNICATIONS HLDGS INC              COM        502424104    1647      16755 SH          SOLE                 16755     0     0
L-3 COMMUNICATIONS HLDGS INC              COM        502424104      17        175 SH         DEFINED                 175     0     0
LOWES COS INC                             COM        548661107     821      34680 SH          SOLE                 34680     0     0
LOWES COS INC                             COM        548661107       5        200 SH         DEFINED                 200     0     0
M & T BANK CORP                                      55261F104     551       6177 SH          SOLE                  6177     0     0
M & T BANK CORP                                      55261F104       5         59 SH         DEFINED                  59     0     0
METLIFE, INC.                                        59156R108     443       7909 SH          SOLE                  7909     0     0
MICROSOFT CORP                            COM        594918104     493      18492 SH          SOLE                 18492     0     0
MIDCAP SPDR TR UNIT SER 1                            595635103     249       1890 SH          SOLE                  1890     0     0
NATIONAL OILWELL VARCO INC                           637071101     392       7800 SH          SOLE                  7800     0     0
NUVEEN INSD TAX-FREE ADVANTAGE
  MUN FD                                  COM        670657105     143      13333             SOLE                 13333     0     0
NUVEEN  QUALITY PFD 8.40 %                           67072C105     181      30368 SH          SOLE                 30368     0     0
OCCIDENTAL PETE CORP DEL                  COM        674599105     742      10536 SH          SOLE                 10536     0     0
OCCIDENTAL PETE CORP DEL                  COM        674599105      14        200 SH         DEFINED                 200     0     0
PNC FINL SVCS GROUP INC                   COM        693475105     234       3136 SH          SOLE                  3136     0     0
PEPSICO INC                               COM        713448108    2065      28971 SH          SOLE                 28971     0     0
PEPSICO INC                               COM        713448108      14        200 SH         DEFINED                 200     0     0
POWERSHARE QQQ TR                                    73935A104    2345      60283 SH          SOLE                 60283     0     0
POWERSHARES WATER RESOURCE                 P         73935X575     507      27575 SH          SOLE                 27575     0     0
POWERSHARES OIL SERVICES                             73935X625     411      18915 SH          SOLE                 18915     0     0
POWERSHARES OIL SERVICES                             73935X625       9        400 SH         DEFINED                 400     0     0
PRAXAIR INC                               COM        74005P104     693       9660 SH          SOLE                  9660     0     0
PRAXAIR INC                               COM        74005P104       7        100 SH         DEFINED                 100     0     0
PROCTER & GAMBLE CO                       COM        742718109     668       9581 SH          SOLE                  9581     0     0
PROCTER & GAMBLE CO                       COM        742718109      24        350 SH         DEFINED                 350     0     0
RYDEX ETF TR S&P 500 EQUAL WEIGHTED
  INDEX FD                                           78355W106    2072      54635 SH          SOLE                 54635     0     0
RYDEX ETF TR S&P 500 EQUAL WEIGHTED
  INDEX FD                                           78355W106       8        200 SH         DEFINED                 200     0     0
SPDR TRUST UNIT                                      78462F103    4462      38467 SH          SOLE                 38467     0     0
SPDR TRUST UNIT                                      78462F103      14        125 SH         DEFINED                 125     0     0
SCHLUMBERGER LTD                          COM        806857108     968      12394 SH          SOLE                 12394     0     0
SPDR-BASIC MATERIALS                                 81369Y100     431      12917 SH          SOLE                 12917     0     0
SPDR - CONSUMER STAPLES                              81369Y308     791      28662 SH          SOLE                 28662     0     0
SPDR - CONSUMER STAPLES                              81369Y308       6        230 SH         DEFINED                 230     0     0
SPDR-ENERGY                                          81369Y506     501       7911 SH          SOLE                  7911     0     0
S&P FINANCIAL SELECT SECTOR SPDRFUND                 81369Y605     249      12500 SH          SOLE                 12500     0     0
SPDR-INDUSTRIAL                                      81369Y704     702      22794 SH          SOLE                 22794     0     0
SPDR-INDUSTRIAL                                      81369Y704       9        300 SH         DEFINED                 300     0     0
SPDR-UTILITIES                                       81369Y886     230       6916 SH          SOLE                  6916     0     0
SPDR-UTILITIES                                       81369Y886       1         40 SH         DEFINED                  40     0     0
STATE ST CORP                                        857477103     761      13385 SH          SOLE                 13385     0     0
STATE ST CORP                                        857477103       5         80 SH         DEFINED                  80     0     0
STRYKER CORP                              COM        863667101     835      13410 SH          SOLE                 13410     0     0
STRYKER CORP                              COM        863667101       3         50 SH         DEFINED                  50     0     0
TARGET CORP                                          87612E106     337       6875 SH          SOLE                  6875     0     0
TARGET CORP                                          87612E106       2         35 SH         DEFINED                  35     0     0
VERIZON COMMUNICATIONS                               92343V104    1385      43158 SH          SOLE                 43158     0     0
VERIZON COMMUNICATIONS                               92343V104      92       2879 SH         DEFINED                2879     0     0
WAL MART STORES INC                       COM        931142103     256       4273 SH          SOLE                  4273     0     0

GRAND TOTALS                                                     79262    1921241                                1918241  3000     0